Acquisition Deposit (Details Narrative)	Dec. 15, 2017 USD ($)	Dec. 15, 2017 CNY (¥)	May 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)
Acquisition deposit				$ 1,300,378		$ 1,305,407
Tianjin Youli [Member] | Subsequent Event [Member]
Refunded the acquisition deposit			$ 1,300,000
Share Transfer Agreement [Member]
Purchase price	$ 1,600,000
Share Transfer Agreement [Member] | RMB [Member]
Purchase price | ¥		¥ 11,700,000
Share Transfer Agreement [Member] | Tianjin Youli [Member]
Equity ownership	51.00%	51.00%
Acquisition deposit				$ 1,300,000		$ 1,300,000
Share Transfer Agreement [Member] | Tianjin Youli [Member] | RMB [Member]
Acquisition deposit | ¥					¥ 9,300,000		¥ 9,300,000